Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenue
Licensing (Note 3)	$ 0	$ 1,401,517	$ 1,114,031
Up-front fees (Note 3)	0	0	2,366,485
Revenue	0	1,401,517	3,480,516
Cost of good sold
Cost of goods sold	0	0	33,068
Gross Margin	0	1,401,517	3,447,448
Expenses
Research and development	2,661,875	3,517,018	6,608,794
Selling, general and administrative	1,249,676	2,147,432	4,167,801
Depreciation (Note 5)	261,525	415,375	505,803
Expenses	4,173,076	6,079,825	11,282,398
Loss from operations	(4,173,076)	(4,678,308)	(7,834,950)
Net foreign exchange (loss) gain	(22,465)	(168,568)	(25,498)
Interest income	0		13,535
Interest expense	(549,299)	(969,653)	(247,516)
Gain on settlement of convertible debt (Note 7)	0	0	(4,419)
Gain on settlement (Note 17)	0	2,500,000	0
Loss on disposal of property and equipment	0	(41,603)	0
Impairment of fixed asset (Note 5)	(514,502)	0	0
Net loss before income taxes	(5,259,342)	(3,358,132)	(8,090,010)
Provision for income taxes (Note 15)	(5,145,155)	(3,390,965)	(8,084,646)
Current tax expense	(20,333)	32,833	5,678
Deferred tax recovery	(93,854)		(11,042)
Net loss and comprehensive loss	$ (5,145,155)	$ (3,390,965)	$ (8,084,646)
Loss per common share, basic and diluted	$ (0.17)	$ (0.14)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	29,430,014	23,561,949	21,580,059